Income taxes - Movement for Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset)
Recognized in income tax (recovery) expense	$ (543)	$ 648
Recognized in OCI	$ 543	$ (648)